Commitments and Contingencies (Details) - Schedule of future minimum lease payments - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
2021	$ 543	$ 552
2022	1,853	18
2023	152
Total	$ 2,548	$ 570